Variable Interest Entities - Unconsolidated VIEs (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	$ 265,588.9	$ 259,770.1	$ 241,602.9
Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Carrying value used if distributions received are in excess of investment	0.0	0.0
Corporate debt securities | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	322.6	364.9	111.8
Maximum exposure to loss	363.2	369.8	127.2
Residential mortgage-backed pass-through securities | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	3,010.6	2,824.9	2,170.9
Maximum exposure to loss	3,203.0	2,959.8	2,362.1
Residential mortgage-backed pass-through securities | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	9.5	10.4	5.4
Maximum exposure to loss	9.5	10.4	5.4
Commercial mortgage-backed securities | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	4,854.8	4,743.4	4,827.5
Maximum exposure to loss	5,369.1	5,391.6	5,529.7
Commercial mortgage-backed securities | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	21.1	53.1	83.4
Maximum exposure to loss	21.1	53.1	83.4
Collateralized debt obligations | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	5,867.7	5,397.8	4,560.2
Maximum exposure to loss	5,862.4	5,459.0	4,813.4
Collateralized debt obligations | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	0.5	2.0	5.7
Maximum exposure to loss	0.5	2.0	5.7
Other debt obligations | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	8,305.4	7,879.4	6,483.3
Maximum exposure to loss	9,661.3	8,976.2	7,537.2
Other debt obligations | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	201.4	228.4	80.0
Maximum exposure to loss	201.4	228.4	80.0
Other investments: Other limited partnership and fund interests | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	2,120.3	1,661.2	1,088.5
Maximum exposure to loss	$ 3,683.8	$ 2,954.3	$ 1,765.4